Note 5 - Revenues (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 03, 2014
Number of Suspended Saltwater Injection Wells	2			2
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 81,180	$ 70,383
Accounts Receivable, Allowance for Credit Loss, Ending Balance	300	300
Contract with Customer, Asset, after Allowance for Credit Loss, Total	599	578	$ 585
Contract with Customer, Liability, Total	$ 3,600	$ 3,400
Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member] | Two Customers [Member]
Concentration Risk, Percentage	22.00%
Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member] | One Customer [Member]
Concentration Risk, Percentage		13.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers	2	1
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customers [Member]
Concentration Risk, Percentage	14.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member]
Concentration Risk, Percentage		8.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Concentration Risk, Percentage	16.00%	17.00%
Customer Advance Deposits [Member]
Contract with Customer, Liability, Total	$ 965	$ 795	$ 674
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 49,763	$ 42,710
Revenue from Contract with Customer, Excluding Assessed Tax, Percentage	61.00%	61.00%
Accounts Receivable, after Allowance for Credit Loss, Total	$ 10,000	$ 9,000
Waste Management Services [Member] | Maximum [Member]
Contract Term (Year)		1 year
Waste Management Services [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member]
Number of Major Customers	2	1
Waste Management Services [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member] | Two Customers [Member]
Concentration Risk, Percentage	22.00%
Waste Management Services [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member] | One Customer [Member]
Concentration Risk, Percentage		13.00%
Waste Management Services [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customers [Member]
Concentration Risk, Percentage	14.00%
Waste Management Services [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member]
Concentration Risk, Percentage		8.00%
Waste Management Services [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Major Customers	1	1
Waste Management Services [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Concentration Risk, Percentage	18.00%	19.00%
Waste Management Services [Member] | Salt Water Injection Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 0	$ 0
Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 31,417	$ 27,673
Revenue from Contract with Customer, Excluding Assessed Tax, Percentage	39.00%	39.00%
Number of Golf Courses	4
Accounts Receivable, after Allowance for Credit Loss, Total	$ 1,100	$ 900
Golf and Related Operations [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Membership Agreement, Term (Year)	1 year